Fair Value of Assets and Liabilities - Rollforward of Level 3 assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	$ 285,835	$ 220,714	$ 273,459
Total gains (losses) included in: net income	82,043	64,565	5,766
Total gains (losses) included in: OCI	257	2,659	(1,589)
Transfers into Level 3	8,154	13,987	0
Transfers out of Level 3	(21,749)	(2,099)	(22,957)
Purchases	26	228	3,789
Sales	(5,551)	(7,588)	(1,315)
Issues	0	0	0
Settlements	(505)	(6,631)	(36,439)
Balance at end of period	348,510	285,835	220,714
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(16,653)	(3,801)	(4,796)
Total gains (losses) included in: net income	(1,822)	(1,664)	995
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	(10,128)	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(2,763)	(1,283)	0
Settlements	1,045	223	0
Balance at end of period	(20,193)	(16,653)	(3,801)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	80,221	62,901	6,761
Other investments: Free-standing derivatives			394
Contractholder funds: Derivatives embedded in life and annuity contracts
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(16,653)	(3,801)	(4,796)
Total gains (losses) included in: net income	(1,822)	(1,664)	995
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	(10,128)	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(2,763)	(1,283)	0
Settlements	1,045	223	0
Balance at end of period	(20,193)	(16,653)	(3,801)
Net investment income
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	(1,467)	(535)	3
Realized capital gains and losses
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	83,510	65,100	5,763
Contract benefits
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	1,699	987	(326)
Interest credited to contractholder funds
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	(3,521)	(2,651)	1,321
Municipal
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	21,696	20,821	21,178
Total gains (losses) included in: net income	(30)	0	0
Total gains (losses) included in: OCI	87	1,695	(357)
Transfers into Level 3	6,013	0	0
Transfers out of Level 3	(10,619)	0	0
Purchases	0	0	0
Sales	(866)	(820)	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	16,281	21,696	20,821
Corporate - public
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	5,221	6,761	7,312
Total gains (losses) included in: net income	1	1	1
Total gains (losses) included in: OCI	338	542	(383)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(2,083)	0
Purchases	0	0	0
Sales	0	0	0
Issues	0	0	0
Settlements	0	0	(169)
Balance at end of period	5,560	5,221	6,761
Corporate - privately placed
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	19,272	11,190	55,979
Total gains (losses) included in: net income	11	6	4
Total gains (losses) included in: OCI	(168)	422	(639)
Transfers into Level 3	2,141	13,987	0
Transfers out of Level 3	(11,130)	0	(22,957)
Purchases	0	0	0
Sales	(4,685)	0	0
Issues	0	0	0
Settlements	(466)	(6,333)	(21,197)
Balance at end of period	4,975	19,272	11,190
ABS
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period		0	15,205
Total gains (losses) included in: net income			0
Total gains (losses) included in: OCI			(205)
Transfers into Level 3			0
Transfers out of Level 3			0
Purchases			0
Sales			0
Issues			0
Settlements			(15,000)
Balance at end of period			0
Fixed income securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	46,189	38,772	99,674
Total gains (losses) included in: net income	(18)	7	5
Total gains (losses) included in: OCI	257	2,659	(1,584)
Transfers into Level 3	8,154	13,987	0
Transfers out of Level 3	(21,749)	(2,083)	(22,957)
Purchases	0	0	0
Sales	(5,551)	(820)	0
Issues	0	0	0
Settlements	(466)	(6,333)	(36,366)
Balance at end of period	26,816	46,189	38,772
Equity securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	8,080	12,162	7,159
Total gains (losses) included in: net income	(310)	2,653	2,600
Total gains (losses) included in: OCI	0	0	(5)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(16)	0
Purchases	1	210	3,723
Sales	0	(6,768)	(1,315)
Issues	0	0	0
Settlements	0	(161)	0
Balance at end of period	7,771	8,080	12,162
Free-standing derivatives, net
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	75	394	336
Total gains (losses) included in: net income	(38)	(200)	65
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	25	18	66
Sales	0	0	0
Issues	0	0	0
Settlements	(39)	(137)	(73)
Balance at end of period	23	75	394
Other assets
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	231,491	169,386	166,290
Total gains (losses) included in: net income	82,409	62,105	3,096
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	$ 313,900	$ 231,491	$ 169,386